FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 839,184	$ 814,412
Accounts receivable from related parties, current	7,324	3,488
Trade and other non-current receivables	15,149	16,040
Accounts receivable from related parties, non-current	481	1,056
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	631,047	550,674
Accounts receivable from related parties, current	591	726
Trade and other non-current receivables	7,733	4,247
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	7,399	20,498
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	15,458	17,702
Accounts receivable from related parties, current	591	726
Trade and other non-current receivables	27	0
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	99,950	106,442
Accounts receivable from related parties, current	6,169	2,192
Trade and other non-current receivables	3,267	6,692
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	3,786	2,560
Accounts receivable from related parties, current	481	399
Trade and other non-current receivables	3,082	1,756
Accounts receivable from related parties, non-current	$ 481	$ 1,056